Earnings / (Loss) per share	12 Months Ended
Dec. 31, 2020
Earnings Per Share [Abstract]
Earnings / (Loss) per share

14.       Earnings / (Loss) per share:

All common shares issued (including the restricted shares issued under the Company’s equity incentive plan) have equal rights to vote and participate in dividends. The restricted shares issued under the Company’s equity incentive plans are subject to forfeiture provisions set forth in the applicable award agreement. The calculation of basic earnings per share does not consider the non-vested shares as outstanding until the time-based vesting restriction has lapsed. For the purpose of calculating diluted earnings / (loss) per share, the weighted average number of diluted shares outstanding includes the incremental shares assumed issued, determined in accordance with the treasury stock method. For the years ended December 31, 2018 and 2019 and until their expiry in April 2020, the effect of 104,250 non-vested share options was anti-dilutive. For the year ended December 31, 2019, during which the Company incurred losses, the effect of 271,038 non-vested shares, would be anti-dilutive. Hence for the year ended December 31, 2019 “Basic loss per share” equals “Diluted loss per share.” For the years ended December 31, 2018 and 2020 the denominator of the diluted earnings per share calculation includes 264,884 and 153,216 shares, respectively, being the number of incremental shares assumed issued under the treasury stock method .

The Company calculates basic and diluted loss per share as follows:

	Years ended December 31,
	2018	2019	2020
Income / (Loss) :
Net income / (loss)	$58,397	$(16,201)	$9,660

Basic earnings / (loss) per share:
Weighted average common shares outstanding, basic	77,061,227	93,735,549	96,128,173
Basic earnings / (loss) per share	$0.76	$(0.17)	$0.10

Effect of dilutive securities:
Dillutive effect of non vested shares	264,884	-	153,216
Weighted average common shares outstanding, diluted	77,326,111	93,735,549	96,281,389

Diluted earnings / (loss) per share	$0.76	$(0.17)	$0.10